INCOME TAX (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Operating loss carry forward	$ 13,625	$ 7,656
Reserves and allowances	913	1,629
Net deferred tax assets before valuation allowance	14,538	9,285
Valuation allowance	(10,471)	(5,213)
Net deferred tax assets	4,067	4,072
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	8,987	4,027
Valuation allowance	(4,867)	0
Net deferred tax assets	4,120	4,027
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	5,550	5,258
Valuation allowance	(5,604)	(5,213)
Net deferred tax assets	$ (54)	$ 45